SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory balances are as follows:

	June 30, 2014	December 31, 2013
Finished goods	$88,285	$56,818
Raw materials	230,092	18,603
Work-In-Process	42,286	46,754
Total	$360,663	$122,175

Inventory balances are as follows:
	December 31, 2013	December 31, 2012
Finished goods	$56,818	$91,008
Raw materials	18,603	39,543
Work-In-Process	46,754	14,658
Total	$122,175	$145,209

Property, Plant and Equipment [Table Text Block]
The Company’s investment in Fixed Assets consists of the following:

	June 30, 2014	December 31, 2013
Computers and office equipment	$126,234	$61,505
Leasehold improvements	23,874	23,614
Manufacturing tooling	97,288	89,900
Total	247,396	175,019
Less: Accumulated depreciation	42,738	16,909
Total Fixed Assets, Net	$204,658	$158,110

The Company’s investment in Fixed Assets consists of the following:

	December 31, 2013	December 31, 2012
Computers and office equipment	$61,505	$12,258
Leasehold Improvements	23,614
Manufacturing Tooling	89,900
Total	175,019	12,258
Less: Accumulated Depreciation	16,909	8,737
Total Fixed Assets, Net	$158,110	$3,521